LEASES - Lease liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Short-term lease liabilities	₺ 1,050,937	₺ 535,459
Long-term lease liabilities	778,337	764,000
Total	₺ 1,829,274	₺ 1,299,459
TRY
Lease liabilities
Weighted average annual incremental borrowing rate	40.00%	43.00%